UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY



Investment Company Act File Number 811-05011

Name of Fund:  CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
       NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end:  09/30/05

Date of reporting period:  04/01/2005 - 06/30/2005

Item 1 - Schedule of Investments


CMA Massachusetts Municipal Money Fund

Schedule of Investments as of June 30, 2005                                                                        (In Thousands)
                 Face
                 Amount       Municipal Bonds                                                                               Value
Massachusetts - 94.2%

                 $   2,735    Amherst-Pelham, Massachusetts, Regional School District, GO, BAN, 3% due 9/16/2005      $     2,742

                    10,000    Blackstone Valley, Massachusetts, Vocational Regional School District, GO, BAN, 3%
                              due 7/15/2005                                                                                10,005

                       625    Boston, Massachusetts, Industrial Financing Authority, IDR (Acme Bookbinding Co.),
                              AMT, VRDN, 2.33% due 9/01/2006 (a)                                                              625

                     5,000    Boston, Massachusetts, Water and Sewer Commission Revenue Bonds, FLOATS, VRDN,
                              Series SG-75, 2.56% due 11/01/2019 (a)                                                        5,000

                     3,771    Clipper Tax-Exempt Trust, VRDN, COP, Series 1998-8, 2.31% due 7/20/2007 (a)                   3,771

                     6,015    Eagle Tax-Exempt Trust, Massachusetts State Special Obligation and Dedicated Tax
                              Revenue Bonds, VRDN, Series 2004-0025, Class A, 2.57% due 1/01/2029 (a)                       6,015

                     5,630    Eagle Tax-Exempt Trust, Massachusetts, Water Revenue Bonds, VRDN, Series 2103, 2.57%
                              due 12/01/2015 (a)                                                                            5,630

                     4,000    Gill-Montague, Massachusetts, Regional School District, GO, BAN, 2.75% due 7/29/2005          4,003

                     3,000    Hatfield, Massachusetts, GO, BAN, 2.75% due 7/29/2005                                         3,002

                     2,300    King Philip Regional School District, Massachusetts, BAN, Lot A, 3.50% due 12/15/2005         2,313

                     3,000    Massachusetts Bay Transportation Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                              Series 431, 2.56% due 3/01/2019 (a)                                                           3,000

                     2,750    Massachusetts State Development Finance Agency, Assisted Living Facility Revenue
                              Bonds (Whalers Cove Project), VRDN, Series A, 2.63% due 9/01/2034 (a)                         2,750

                              Massachusetts State Development Finance Agency, IDR, VRDN, AMT (a):
                     2,600        (Cell Signaling Technology), 2.33% due 12/01/2010                                         2,600
                     2,705        (Cleveland Motion Controls), 2.69% due 6/01/2021                                          2,705
                     3,120        (Concord Foods Issue), 2.33% due 4/01/2021                                                3,120
                     2,100        (Seafood Services Inc. Project), Series A, 2.61% due 12/01/2023                           2,100
                     3,915        (V&S Taunton Galvanizing), 2.69% due 12/01/2023                                           3,915
                     1,295        (Ward Hill Central Products Inc.), 2.69% due 8/01/2016                                    1,295

                     5,155    Massachusetts State Development Finance Agency, M/F Housing Revenue Bonds (Midway
                              Studios Project), VRDN, AMT, Series A, 2.62% due 3/01/2034 (a)                                5,155


Portfolio Abbreviations


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
IDR        Industrial Development Revenue Bonds
MERLOTS    Municipal Extendable Receipt Liquidity Option Tender Securities
M/F        Multi-Family
PUTTERS    Puttable Tax-Exempt Receipts
ROCS       Reset Option Certificates
VRDN       Variable Rate Demand Notes



CMA Massachusetts Municipal Money Fund

Schedule of Investments as of June 30, 2005 (concluded)                                                            (In Thousands)
                 Face
                 Amount       Municipal Bonds                                                                               Value
Massachusetts (concluded)

                              Massachusetts State Development Finance Agency Revenue Bonds, VRDN (a):
                 $   5,000        (Boston College HS Issue), 2.27% due 8/01/2033                                      $     5,000
                     3,510        (Brooksby Village Inc. Project), 2.52% due 7/01/2032                                      3,510
                     1,900        (Fiba Technologies), AMT, 2.38% due 5/01/2023                                             1,900
                     4,925        (Lesley University), 2.62% due 7/01/2033                                                  4,925
                     4,410        (New Bedford Waste Services), AMT, 2.67% due 6/01/2021                                    4,410
                     2,000        (New Jewish High School Project), 2.28% due 6/01/2032                                     2,000
                     3,250        (Saint Peter-Marian Issue), 2.30% due 10/01/2032                                          3,250
                     3,020        (Ursuline Academy Dedham), 2.54% due 5/01/2032                                            3,020
                     1,000        (Walnut Hill School District), 2.25% due 7/01/2032                                        1,000
                     5,635        (Worcester YMCA Issue), 2.27% due 1/01/2031                                               5,635
                     2,945        (Xinetics Issue), AMT, 2.33% due 6/01/2021                                                2,945

                              Massachusetts State Development Finance Agency, Revenue Refunding Bonds, VRDN (a):
                     1,000        (Assumption College), 2.27% due 3/01/2032                                                 1,000
                     6,530        (Assumption College Project), Series A, 2.27% due 3/01/2032                               6,530
                     2,200        (Brandon Residential Treatment Center), 2.54% due 4/01/2028                               2,200
                     4,000        (Marine Biological Lab), 2.57% due 2/01/2030                                              4,000

                     3,600    Massachusetts State Development Finance Agency, Senior Living Facilities Revenue
                              Bonds (New England Deaconess Association), VRDN, 2.52% due 6/01/2034 (a)                      3,600

                     3,500    Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds
                              (Newark Group Project), VRDN, AMT, Series A, 2.33% due 7/01/2031 (a)                          3,500

                    12,000    Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Refunding
                              Bonds (Newark Group Project), VRDN, AMT, Series A, 2.33% due 7/01/2028 (a)                   12,000

                     3,255    Massachusetts State, FLOATS, VRDN, Series SG-126, 2.56% due 8/01/2018 (a)                     3,255

                     1,000    Massachusetts State, GO (Central Artery), VRDN, Series A, 2.48% due 12/01/2030 (a)            1,000

                              Massachusetts State, GO, Refunding, VRDN (a):
                     1,445        FLOATS, Series 716D, 2.56% due 8/01/2018 (b)                                              1,445
                     7,000        FLOATS, Series 1015, 2.56% due 8/01/2021 (c)                                              7,000
                     6,465        PUTTERS, Series 340, 2.56% due 1/01/2017 (b)                                              6,465
                     4,995        ROCS, Series II-R-180, 2.57% due 11/01/2015 (d)                                           4,995

                     2,790    Massachusetts State, GO, VRDN, Series O, 2.57% due 11/01/2014 (a)                             2,790

                              Massachusetts State Health and Educational Facilities Authority Revenue Bonds, VRDN (a):
                     4,300        (Partners Healthcare System), Series D-6, 2.50% due 7/01/2017                             4,300
                     6,100        (Sherrill House Inc.), Series A-1, 2.52% due 1/01/2032                                    6,100

                              Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds, VRDN, AMT (a):
                     2,130        (AFC Cable Systems Inc. Issue), 2.33% due 7/01/2016                                       2,130
                     1,600        (BBB Esquire LLC), 2.58% due 12/01/2016                                                   1,600
                     4,000        (Bodwell Project), 2.61% due 7/01/2017                                                    4,000
                     3,600        (Constitution Project), 2.58% due 6/01/2018                                               3,600
                     1,215        (Garlock Printing Corp.), 2.33% due 12/01/2017                                            1,215
                     2,520        (Gem Group Inc. Issue), 2.33% due 7/01/2016                                               2,520
                     1,400        (Hazen Paper Company), 2.58% due 3/01/2008                                                1,400
                     1,460        (Insco Corporation Issue), 2.33% due 9/01/2008                                            1,460
                     1,415        (Lavigne), 2.33% due 8/01/2008                                                            1,415
                     1,650        (Mercer Paper Tube Corp.), 2.66% due 11/01/2011                                           1,650
                     2,500        (OCT Co. Inc. Project), 2.58% due 12/01/2017                                              2,500
                     1,800        (Tamasi Family Issue), 2.37% due 5/01/2013                                                1,800
                     2,125        (Telcom USA Inc. Issue), 2.33% due 8/01/2016                                              2,125
                     1,190        (Valkyrie Co. Inc.), 2.33% due 5/01/2013                                                  1,190

                     1,890    Massachusetts State Industrial Finance Agency, Industrial Revenue Refunding Bonds
                              (New England Biolabs), VRDN, AMT, 2.61% due 3/01/2016 (a)                                     1,890

                              Massachusetts State Industrial Finance Agency Revenue Bonds, VRDN (a):
                     1,535        (Heritage at Dartmouth), AMT, 2.58% due 12/01/2028                                        1,535
                     1,283        (Lower Mills Association II L.P.), 2.58% due 12/01/2020                                   1,283

                              Massachusetts State Industrial Finance Agency, Revenue Refunding Bonds, VRDN (a):
                     5,000        (Lightolier Inc. Project), 2.35% due 7/29/2010                                            5,000
                     2,675        (Mount Ida College Issue), 2.62% due 12/01/2027                                           2,675

                              Massachusetts State Industrial Finance Agency, Solid Waste Disposal Revenue Bonds
                              (E.L. Harvey & Sons Inc.), VRDN, AMT (a):
                     1,260        2.33% due 1/01/2011                                                                       1,260
                     1,635        2.33% due 6/01/2013                                                                       1,635

                     4,965    Massachusetts State Special Obligation and Dedicated Tax Revenue Bonds, MERLOTS, VRDN,
                              Series B19, 2.31% due 1/01/2028 (a)(d)                                                        4,965

                     9,000    Massachusetts State Turnpike Authority, Metropolitan Highway System Revenue Bonds,
                              FLOATS, VRDN, Series SG-124, 2.56% due 1/01/2029 (a)(c)                                       9,000

                     9,600    Massachusetts State Turnpike Authority, Metropolitan Highway System Revenue Refunding
                              Bonds, FLOATS, VRDN, Series 334, 2.56% due 1/01/2037 (a)(b)                                   9,600

                     4,420    Massachusetts State Water Resources Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                              Series 742D, 2.57% due 8/01/2019 (a)(e)                                                       4,420

                     3,193    Mattapoisett, Massachusetts, GO, BAN, 3% due 9/01/2005                                        3,200

                       340    Municipal Security Trust Certificates, Revenue Bonds, AMT, Series 2001-155, VRDN,
                              Class A, 2.57% due 4/28/2016 (a)(c)                                                             340

                              Nashoba, Massachusetts, Regional School District, GO, BAN:
                     2,143        3.50% due 9/02/2005                                                                       2,148
                     2,130        2.50% due 9/14/2005                                                                       2,134

                     5,053    North Adams, Massachusetts, GO, BAN, 3.50% due 2/24/2006                                      5,085

                     2,500    Northborough, Massachusetts, GO, BAN, 3% due 10/28/2005                                       2,508

                     2,070    Pembroke, Massachusetts, GO, BAN, 3% due 8/04/2005                                            2,073

                     7,332    Springfield, Massachusetts, GO, BAN, 3% due 7/08/2005                                         7,334

                              University of Massachusetts Building Authority, Project Revenue Refunding Bonds,
                              ROCS, VRDN, Series II (a)(c):
                     8,670        R-4522, 2.57% due 11/01/2020                                                              8,670
                     3,485        R-6016, 2.57% due 11/01/2015                                                              3,485

                              Worcester, Massachusetts, GO, BAN:
                     5,000        3% due 9/16/2005                                                                          5,014
                     3,300        3.75% due 9/16/2005                                                                       3,308


Puerto Rico - 3.6%

                              Government Development Bank of Puerto Rico, CP:
                     1,758        2.95% due 7/01/2005                                                                       1,758
                     3,500        2.90% due 7/05/2005                                                                       3,500

                     5,858    Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                              Series 747D, 2.56% due 7/01/2017 (a)(f)                                                       5,858

                              Total Investments (Cost - $305,804*) - 97.8%                                                305,804
                              Other Assets Less Liabilities - 2.2%                                                          6,849
                                                                                                                      -----------
                              Net Assets - 100.0%                                                                     $   312,653
                                                                                                                      ===========

(a) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(b) MBIA Insured.

(c) AMBAC Insured.

(d) FGIC Insured.

(e) FSA Insured.

(f) CIFG Insured.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Multi-State Municipal Series Trust


Date:  August 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Multi-State Municipal Series Trust


Date:  August 19, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Multi-State Municipal Series Trust

Date:  August 19, 2005